REVENUE	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
REVENUE

2. REVENUE

	Six months ended June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Revenue from contracts with a customer	1,403	6,867	972

 (i)    Disaggregated revenue information

	Six months ended June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Type of goods
Sale of copper ores	1,403	6,867	972

Geographic market
Mainland China	1,403	6,867	972

Timing of revenue recognition
Goods transferred at a point in time	1,403	6,867	972

All revenue was generated from the exploration and mining segment (Note 14).

No revenue was recognized in the current reporting period that was included in the contract liabilities at the beginning of the reporting period and recognized from performance obligations satisfied in previous periods.

(ii)   Performance obligations

Information about the Group’s performance obligations is summarized below:

Trading of copper ores

The performance obligation is satisfied upon delivery of the copper ore and payment is generally due within 3 months from delivery.